CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net income	¥ 60,026,544	$ 8,454,562	¥ 31,538,062	¥ 7,768,670
Adjustments to reconcile net income to net cash provided by operating activities:
Interest expenses	43,987	6,195	51,655	1,231,002
Allowance for credit losses	265,159	37,347	118,384	49,300
Depreciation and amortization	786,235	110,739	2,224,169	1,495,380
Deferred income tax, net	801,100	112,833	(1,028,586)	(213)
Amortization of right-of-use assets	1,101,970	155,209	510,915	348,863
Interest and investment gain, net	(1,354,785)	(190,817)	(606,447)	(146,972)
(Gain)/loss on disposal of property and equipment	1,755	247	10,697	(258)
Share-based compensation	7,078,794	997,027	7,718,365	4,774,730
Foreign exchange (gain)/loss	(35,721)	(5,031)	149,710	(71,750)
Share of results of equity investees	4,707	663	155,285	(246,828)
Fair value change of investments	(1,013,475)	(142,745)	242,236	22,170
Gain on extinguishment of convertible bonds				(2,788)
Changes in operating assets and liabilities:
Receivables from online payment platforms	(3,326,421)	(468,517)	86,041	55,811
Amounts due from related parties	(1,096,240)	(154,402)	(2,068,675)	(10,086)
Prepayments and other current assets	(2,121,308)	(298,780)	758,282	1,744,645
Customer advances and deferred revenues	754,955	106,333	222,891	(1,256,426)
Amounts due to related parties	(437,615)	(61,637)	(286,616)	(1,422,856)
Payable to merchants	11,623,138	1,637,085	749,373	8,686,493
Accrued expenses and other liabilities	34,258,159	4,825,162	7,003,998	3,492,038
Merchant deposits	1,820,517	256,414	1,480,677	2,651,233
Lease liabilities	(977,788)	(137,719)	(487,068)	(354,123)
Short-term investments	(13,856,982)	(1,951,715)
Other non-current assets	(184,154)	(25,938)	(34,492)	(23,102)
Other non-current liabilities			(996)	(1,922)
Net cash generated from operating activities	94,162,531	13,262,515	48,507,860	28,783,011
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term time deposits, held to maturities and other investments	(147,131,673)	(20,723,060)	(160,414,453)	(116,639,550)
Proceeds from sales of short-term time deposits, held to maturities and other investments	130,317,231	18,354,797	141,928,351	97,547,038
Purchases of available-for-sale investments	(17,318,333)	(2,439,236)	(3,581,868)
Proceeds from sales of available-for-sale debt securities	4,206,359	592,453
Purchase of long-term time deposits, held to maturities and other investments	(25,051,222)	(3,528,391)	(6,795,838)	(13,628,052)
Proceeds from sales of long-term time deposits, held to maturities and other investments			7,137,814
Purchase of property, equipment and software and intangible assets	(583,879)	(82,238)	(635,716)	(3,287,232)
Proceeds from disposal of property and equipment	450	63	40	394
Others	129,789	18,280		445,037
Net cash used in investing activities	(55,431,278)	(7,807,332)	(22,361,670)	(35,562,365)
CASH FLOW FROM FINANCING ACTIVITIES
Repurchase of convertible bonds	(8,968,817)	(1,263,231)
Repayment of short-term borrowings				(1,875,472)
Others	8,191	1,153	10,079	318
Net cash (used in)/generated from financing activities	(8,960,626)	(1,262,078)	10,079	(1,875,154)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(291,139)	(41,006)	100,177	(145,157)
(Decrease)/increase in cash, cash equivalents and restricted cash	29,479,488	4,152,099	26,256,446	(8,799,665)
Cash, cash equivalents and restricted cash at beginning of the year	92,300,417	13,000,242	66,043,971	74,843,636
Cash, cash equivalents and restricted cash at end of the year	121,779,905	17,152,341	92,300,417	66,043,971
Supplement disclosure of cash flow information
Interest received	7,273,373	1,024,433	3,567,738	2,936,860
Income taxes paid	5,764,435	811,904	4,881,252
Supplement disclosure of non-cash operating activities
Recognition of right-of-use assets and lease liabilities	3,918,460	551,904	1,068,063	704,142
Supplement disclosure of non-cash investing activities
Purchase of property, equipment and software included in accrued expenses and other liabilities	¥ 257,211	$ 36,227	¥ 136,411	¥ 194,385